DISCONTINUED OPERATIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Discontinued Operations
Schedule of assets and liabilities, and product revenue, cost of goods sold and selling, general and administrative costs of discontinued operations

	Three Months Ended September 30,		Nine Months Ended September 30,		Period from August 13, 1996 (inception) to September 30,
	2011	2012	2011	2012	2012
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Product revenue	$164	$302	$524	$583	$3,604
Cost of goods sold	(95)	(110)	(273)	(293)	(2,045)
Selling, general and administrative	(237)	(121)	(755)	(578)	(9,266)
Goodwill and intangible impairment	—	—	—	—	(5,187)
Interest expense	—	—	—	—	(110)
Gain on termination of distribution agreements	—	1,192	—	1,192	1,192
Income (loss) from discontinued operations, net of tax of $0 for all periods presented	(168)	1,263	(504)	904	(11,812)

	December 31, 2011	September 30, 2012
	(Unaudited)	(Unaudited)
Current assets of discontinued operations:
Inventory	$182	$—
Short term portion of minimum royalty arrangement receivable, net	—	423
Returns indemnification receivable	—	336
Accounts receivable	131	122
Total current assets of discontinued operations	313	881
Long-term assets of discontinued operations:
Long-term portion of minimum royalty arrangement receivable, net	—	433
Total assets of discontinued operations	313	1,314

Current liabilities of discontinued operations:
Accounts payable	$46	$—
Returns provision	202	336
Accrued liabilities and other current liabilities	279	102
Total current liabilities of discontinued operations	$527	$438

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011	Period from August 13, 1996 (inception) to December 31, 2011
Product revenue	$910	$574	$699	$3,021
Cost of goods sold	(545)	(418)	(360)	(1,752)
Selling, general and administrative	(1,907)	(1,287)	(979)	(8,688)
Goodwill and intangible impairment	—	—	—	(5,187)
Interest expense	(7)	—	—	(110)
Loss from discontinued operations, net of tax	$(1,549)	$(1,131)	$(640)	$(12,716)

	December 31, 2010	December 31, 2011
Current assets of discontinued operations:
Inventory	$174	$182
Accounts receivable	138	131
Total current assets of discontinued operations	$312	$313

Current liabilities of discontinued operations:
Accounts payable	$133	$46
Returns provision	268	202
Accrued liabilities and other current liabilities	110	279
Total current liabilities of discontinued operations	$511	$527